Leases	12 Months Ended
Dec. 31, 2024
Leases Disclosure [Abstract]
Leases
19.	Leases

(a)	Gross investment and present value of minimum lease payment of finance lease as of December 31, 2023 and 2024 are as follows:

	2023
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	898,235	95,269	802,966
1 ~ 2 years		458,736	28,398	430,338
2 ~ 3 years		359,893	19,220	340,673
3 ~ 4 years		324,331	6,155	318,176
4 ~ 5 years		155,615	6,399	149,216
Later than 5 years		1,411	3	1,408

	~~W~~	2,198,221	155,444	2,042,777

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2023 is ~~W~~ 108,514 million.

	2024
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	655,270	116,496	538,774
1 ~ 2 years		580,993	75,359	505,634
2 ~ 3 years		520,285	36,203	484,082
3 ~ 4 years		305,670	13,301	292,369
4 ~ 5 years		217,104	10,347	206,757
Later than 5 years		3,858	11	3,847

	~~W~~	2,283,180	251,717	2,031,463

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2024 is ~~W~~ 119,049 million.

(b)	Minimum lease payment receivable schedule for lease contracts of the Group as lessor as of December 31, 2023 and 2024 are as follows:

	Minimum lease payment
	2023		2024
Not later than 1 year	~~W~~	576,017	585,583
1 ~ 2 years		460,075	455,068
2 ~ 3 years		320,463	313,369
3 ~ 4 years		177,914	169,173
4 ~ 5 years		55,548	52,983
Later than 5 years		453	328

	~~W~~	1,590,470	1,576,504

(c)	Changes in operating lease assets for the years ended December 31, 2023 and 2024 are as follows:

	2023		2024
Beginning balance	~~W~~	1,930,503	2,077,080
Acquisition		762,996	740,721
Disposal		(171,192)	(228,384)
Depreciation		(445,006)	(465,716)
Amounts transferred from (to) property and equipment		(221)	(80)

Ending balance	~~W~~	2,077,080	2,123,621

(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2023 and 2024 are as follows:

	2023
	Acquisition cost		Accumulated depreciation	Carrying amount
Real estate	~~W~~	1,282,462	(715,521)	566,941
Vehicle		57,534	(29,117)	28,417
Others		38,031	(26,914)	11,117

	~~W~~	1,378,027	(771,552)	606,475

	2024
	Acquisition cost		Accumulated depreciation	Carrying amount
Real estate	~~W~~	1,621,125	(784,200)	836,925
Vehicle		57,737	(31,744)	25,993
Others		38,803	(26,471)	12,332

	~~W~~	1,717,665	(842,415)	875,250

(e)	The details of the changes in the right-of-use assets for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	586,075	22,327	10,808	619,210
Acquisition		340,809	23,039	6,876	370,724
Disposal		(66,392)	(3,388)	(1,272)	(71,052)
Depreciation (*)		(294,895)	(13,565)	(5,295)	(313,755)
Effects of foreign currency adjustments		1,344	4	—	1,348

Ending balance	~~W~~	566,941	28,417	11,117	606,475

	2024
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	566,941	28,417	11,117	606,475
Acquisition		601,686	15,454	6,963	624,103
Disposal		(40,522)	(4,222)	(708)	(45,452)
Depreciation (*)		(311,077)	(13,843)	(5,026)	(329,946)
Effects of impairment loss		53	—	—	53
Effects of foreign currency adjustments		19,844	187	(14)	20,017

Ending balance	~~W~~	836,925	25,993	12,332	875,250

(*)	Included in general administrative expense, other operating income(expense) and insurance service expense of the consolidated statements of comprehensive income.

(f)	The details of the maturity of the lease liability as of December 31, 2023 and 2024 are as follows:

	2023
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	35,167	36,612	51,621	83,202	305,694	54,961	567,257
Vehicle		6,908	1,705	2,380	5,559	18,333	434	35,319
Others		639	658	1,223	2,438	6,380	—	11,338

	~~W~~	42,714	38,975	55,224	91,199	330,407	55,395	613,914

	2024
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	31,623	45,513	63,760	128,823	479,432	95,807	844,958
Vehicle		6,849	1,687	2,355	5,578	15,939	220	32,628
Others		721	713	1,325	2,202	8,142	—	13,103

	~~W~~	39,193	47,913	67,440	136,603	503,513	96,027	890,689

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

(g)	The lease payments for low-value assets and short-term leases for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Low-value assets	~~W~~	6,888	7,016	6,287
Short-term lease (*)		268	1,841	975

Total	~~W~~	7,156	8,857	7,262

(*)	The payments for leases with terms less than 1 month are included.